Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of changes in right-of-use assets

	Balance as of					Foreign currency	Balance as of
	12/31/2022	Additions	Depreciation	Disposal	Remeasurement (i)	translation adjustment	12/31/2023
Rail cars	827	237	(173)	(32)	-	(38)	821
Machinery and equipment	1,603	553	(564)	-	-	-	1,592
Vessels	1,120	276	(452)	(5)	-	(28)	911
Buildings and constructions	292	149	(95)	-	-	(40)	306
Vehicles	106	143	(54)	(9)	-	-	186
Computer equipment and goods	5	3	(4)	-	-	-	4
Total	3,953	1,361	(1,342)	(46)	-	(106)	3,820

	Balance as of					Foreign currency	Balance as of
	12/31/2023	Additions	Depreciation	Disposal	Remeasurement (i)	translation adjustment	12/31/2024
Rail cars	821	151	(181)	(71)	4	140	864
Machinery and equipment	1,592	59	(456)	(66)	126	7	1,262
Vessels	911	82	(298)	(1)	(12)	127	809
Buildings and constructions	306	295	(99)	-	47	53	602
Vehicles	186	18	(68)	(2)	5	1	140
Computer equipment and goods	4	-	(9)	-	47	-	42
Total	3,820	605	(1,111)	(140)	217	328	3,719

(i)	Remeasurement of balances due to changes in contract payment flows.

Schedule of changes in lease liabilities

		2024	2023

Balance at the beginning of the year		3,933	4,241

New contracts		605	1,283
Disposals		(170)	(70)
Remeasurement	(i)	217	-
Interests and monetary and exchange variations, net		625	45
Currency translation adjustments		361	(78)
Payments		(1,004)	(1,209)
Interest paid		(261)	(279)
Balance at the end of the year	(ii)	4,306	3,933

Current liability		1,000	978
Non-current liability		3,306	2,955
Total		4,306	3,933

(i)	Remeasurement of balances due to changes in contract payment flows.
(ii)	On December 31, 2024, the lease liability from Braskem Idesa is equal to R$ 58 (December 31, 2023: R$ 239).

Schedule of payment schedule by maturity

	2024	2023
2024		1,347
2025	1,160	932
2026	996	807
2027	762	633
2028	543	168
2029+	1,914	1,491
	5,375	5,378
Interest discounted to present value	(1,069)	(1,445)
Balances as of December 31	4,306	3,933

Schedule of cash flows related to the contracts

	Discounted	Not discounted
	2024	2024

2025	122	126
2026	147	162
2027	220	262
2028	231	292
2029+	1,406	2,560
Total	2,126	3,402